Loans Payable — Financial Institution (Details) - RP Singapore [Member]					12 Months Ended
	Jun. 12, 2024 USD ($)	Jun. 12, 2024 SGD ($)	Apr. 08, 2024 USD ($)	Apr. 28, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Jun. 30, 2025 SGD ($)	Apr. 08, 2024 SGD ($)	Apr. 28, 2023 SGD ($)
Loans Payable — Financial Institution [Line Items]
Short term interest rate					7.25%	7.25%
Overdraft credit line form a banking institution					$ 127,028		$ 161,567
Short Term Loan Agreement [Member]
Loans Payable — Financial Institution [Line Items]
Short term loan agreement			$ 62,898	$ 78,622				$ 80,000	$ 100,000
Short term interest rate			6.00%	1.75%
Short term loan agreement, term			one month	20
Repayment of outstanding amount	$ 7,862	$ 10,000
Repayment term	8 months	8 months